Property and Equipment, Net - Schedule of Composition and Changes (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Cost, Beginning balance	₪ 570	₪ 442
Additions	79	128
Cost, Ending balance	649	570
Accumulated depreciation
Accumulated depreciation, Beginning balance	322	224
Depreciation	98	98
Accumulated depreciation, Ending balance	420	322
Depreciated cost:
Depreciated cost	229	248
Computers [Member]
Cost
Cost, Beginning balance	402	310
Additions	59	92
Cost, Ending balance	461	402
Accumulated depreciation
Accumulated depreciation, Beginning balance	267	183
Depreciation	83	84
Accumulated depreciation, Ending balance	350	267
Depreciated cost:
Depreciated cost	111	135
Office furniture and equipment [Member]
Cost
Cost, Beginning balance	89	66
Additions	10	23
Cost, Ending balance	99	89
Accumulated depreciation
Accumulated depreciation, Beginning balance	31	25
Depreciation	7	6
Accumulated depreciation, Ending balance	38	31
Depreciated cost:
Depreciated cost	61	58
Leasehold improvements [Member]
Cost
Cost, Beginning balance	79	66
Additions	10	13
Cost, Ending balance	89	79
Accumulated depreciation
Accumulated depreciation, Beginning balance	24	16
Depreciation	8	8
Accumulated depreciation, Ending balance	32	24
Depreciated cost:
Depreciated cost	₪ 57	₪ 55